CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income [Member]	Total Vision China Media Inc. shareholders equity [Member]	Non-controlling interest [Member]	Total
Balance at Dec. 31, 2012	$ 10,137	$ 342,670,656	$ (340,138,407)	$ 37,371,672	$ 39,914,058	$ 98,888	$ 40,012,946
Balance (in shares) at Dec. 31, 2012	101,366,544
Increase (Decrease) in Equity
Restricted shares	$ 19	(19)
Restricted shares (in shares)	194,200
Share-based compensation		842,290			$ 842,290		$ 842,290
Foreign currency transaction adjustment				2,536,356	2,536,356		2,536,356
Net loss			(23,967,870)		(23,967,870)	(88,489)	(24,056,359)
Balance at Dec. 31, 2013	$ 10,156	$ 343,512,927	(364,106,277)	39,908,028	$ 19,324,834	10,399	$ 19,335,233
Balance (in shares) at Dec. 31, 2013	101,560,744
Increase (Decrease) in Equity
Capital injection in a subsidiary from noncontrolling interest						1,635,162	$ 1,635,162
Restricted shares	$ 56	$ (56)
Restricted shares (in shares)	560,400						560,400
Share-based compensation		$ 570,681			$ 570,681		$ 570,681
Foreign currency transaction adjustment				(328,367)	(328,367)		(328,367)
Net loss			(31,077,215)		(31,077,215)	(388,732)	(31,465,947)
Balance at Dec. 31, 2014	$ 10,212	344,083,552	(395,183,492)	39,579,661	(11,510,067)	1,256,829	$ (10,253,238)
Balance (in shares) at Dec. 31, 2014	102,121,144						102,121,144
Increase (Decrease) in Equity
Restricted shares	$ 62	(62)
Restricted shares (in shares)	620,833						620,833
Share-based compensation		183,814			183,814		$ 183,814
Changes in ownership interests in a subsidiary without change of control		6,502,060			6,502,060	3,728,944	10,231,004
Foreign currency transaction adjustment				(2,705,401)	(2,705,401)		(2,705,401)
Net loss			(23,400,346)		(23,400,346)	(1,923,314)	(25,323,660)
Balance at Dec. 31, 2015	$ 10,274	$ 350,769,364	$ (418,583,838)	$ 36,874,260	$ (30,929,940)	$ 3,062,459	$ (27,867,481)
Balance (in shares) at Dec. 31, 2015	102,741,977						102,741,977